Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

January 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.2%
Health Care - 98.2%
4D Molecular Therapeutics, Inc.*	8,834	$49,470
89bio, Inc.*	7,742	74,323
AbCellera Biologics, Inc. (Canada)*(1)	20,602	65,308
ACELYRIN, Inc.*	17,169	33,823
Akero Therapeutics, Inc.*	2,094	113,243
Allogene Therapeutics, Inc.*	30,087	54,157
Altimmune, Inc.*(1)	7,076	46,985
AnaptysBio, Inc.*	4,046	72,545
Annexon, Inc.*	13,476	51,748
Apogee Therapeutics, Inc.*	1,371	56,704
Arbutus Biopharma Corp.*	17,072	56,850
Arcellx, Inc.*(1)	728	49,599
Arcturus Therapeutics Holdings, Inc.*	3,463	58,767
Arcus Biosciences, Inc.*	3,542	45,692
Arcutis Biotherapeutics, Inc.*	4,961	65,684
ArriVent Biopharma, Inc.*	2,348	67,012
Arrowhead Pharmaceuticals, Inc.*	2,745	54,571
Arvinas, Inc.*	3,078	54,204
Astria Therapeutics, Inc.*	6,195	48,693
Autolus Therapeutics PLC (United Kingdom)*(2)	22,594	49,933
Avidity Biosciences, Inc.*	1,800	59,274
Beam Therapeutics, Inc.*(1)	2,166	56,143
Belite Bio, Inc.*(2)	959	55,660
Bicara Therapeutics, Inc.*(1)	3,367	42,491
Bicycle Therapeutics PLC (United Kingdom)*(1)(2)	3,022	40,465
Biohaven Ltd.*	1,513	57,872
Capricor Therapeutics, Inc.*	4,238	63,739
Cargo Therapeutics, Inc.*	4,068	14,645
Cartesian Therapeutics, Inc.*	3,020	58,316
Celcuity, Inc.*	4,820	57,599
Celldex Therapeutics, Inc.*	2,298	56,278
Centessa Pharmaceuticals PLC*(2)	3,603	60,963
CG oncology, Inc.*(1)	2,106	63,327
Cogent Biosciences, Inc.*	7,287	67,842
Compass Pathways PLC (United Kingdom)*(1)(2)	13,782	59,400
Corvus Pharmaceuticals, Inc.*	7,522	40,318
Crinetics Pharmaceuticals, Inc.*	1,093	44,048
Cullinan Therapeutics, Inc.*	4,982	52,610
CureVac NV (Germany)*	18,992	71,980
Cytokinetics, Inc.*	1,210	59,847
Denali Therapeutics, Inc.*	2,589	60,324
Dianthus Therapeutics, Inc.*(1)	2,586	57,280
Disc Medicine, Inc.*	946	52,787
Dyne Therapeutics, Inc.*	2,373	33,744
Edgewise Therapeutics, Inc.*	2,159	60,495
Enliven Therapeutics, Inc.*	2,642	57,754
Entrada Therapeutics, Inc.*	3,355	45,091
Erasca, Inc.*	23,109	43,676
EyePoint Pharmaceuticals, Inc.*	7,654	58,553
Ideaya Biosciences, Inc.*	2,358	57,417
IGM Biosciences, Inc.*	7,394	11,165
Immatics NV (Germany)*	8,202	44,865
Immunome, Inc.*	4,651	51,300
Immunovant, Inc.*(1)	2,203	47,893
Intellia Therapeutics, Inc.*	4,481	46,244
iTeos Therapeutics, Inc.*	7,650	57,681
Janux Therapeutics, Inc.*	988	42,958
Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Keros Therapeutics, Inc.*	3,297	$37,586
Kura Oncology, Inc.*	6,272	49,611
Kymera Therapeutics, Inc.*(1)	1,441	57,049
Larimar Therapeutics, Inc.*	9,947	38,196
LENZ Therapeutics, Inc.	1,974	50,396
Liquidia Corp.*	5,520	78,550
MBX Biosciences, Inc.*(1)	2,965	29,680
Mereo Biopharma Group PLC (United Kingdom)*(2)	16,294	49,045
Merus NV (Netherlands)*	1,467	60,059
Mind Medicine MindMed, Inc.*	8,658	58,788
Mineralys Therapeutics, Inc.*	4,994	51,438
Monte Rosa Therapeutics, Inc.*	7,802	51,961
MoonLake Immunotherapeutics*	1,130	51,969
Neumora Therapeutics, Inc.*	5,745	11,088
Neurogene, Inc.*(1)	2,721	43,128
Newamsterdam Pharma Co. NV (Netherlands)*	2,423	54,009
Nurix Therapeutics, Inc.*	2,956	58,263
Nuvalent, Inc. Class A*(1)	700	60,067
Nuvation Bio, Inc.*	23,109	53,382
Olema Pharmaceuticals, Inc.*	9,044	55,259
Omeros Corp.*	7,158	61,702
ORIC Pharmaceuticals, Inc.*(1)	7,210	75,128
Perspective Therapeutics, Inc.*	17,514	62,175
Pharvaris NV (Netherlands)*	3,196	56,250
Pliant Therapeutics, Inc.*	4,388	47,171
Praxis Precision Medicines, Inc.*	856	65,527
Prime Medicine, Inc.*(1)	20,191	56,535
Protagonist Therapeutics, Inc.*	1,505	56,889
Prothena Corp. PLC (Ireland)*	4,401	62,626
Rapport Therapeutics, Inc.*	3,197	52,463
Recursion Pharmaceuticals, Inc. Class A*	8,707	63,039
REGENXBIO, Inc.*	6,970	56,248
Relay Therapeutics, Inc.*	12,715	56,836
Replimune Group, Inc.*	4,974	69,536
Revolution Medicines, Inc.*	1,352	58,068
Rocket Pharmaceuticals, Inc.*(1)	4,835	51,928
Sana Biotechnology, Inc.*(1)	29,792	95,930
Savara, Inc.*	18,143	48,986
Scholar Rock Holding Corp.*	1,459	58,914
Scilex Holding Co. (Singapore)*(1)(3)(4)	17,955	6,656
Silence Therapeutics PLC (United Kingdom)*(2)	9,209	49,084
Soleno Therapeutics, Inc.*	1,313	65,952
Spyre Therapeutics, Inc.*(1)	2,541	58,418
Stoke Therapeutics, Inc.*	4,933	56,631
Structure Therapeutics, Inc.*(1)(2)	1,917	57,452
Summit Therapeutics, Inc.*(1)	3,402	73,143
Syndax Pharmaceuticals, Inc.*	4,512	63,935
Tango Therapeutics, Inc.*	21,325	63,548
Taysha Gene Therapies, Inc.*(1)	27,012	40,518
Tectonic Therapeutic, Inc.*	1,311	70,977
Terns Pharmaceuticals, Inc.*	9,223	41,135
Third Harmonic Bio, Inc.*	5,403	28,420
Tourmaline Bio, Inc.*	2,699	43,346
Tyra Biosciences, Inc.*(1)	4,006	57,927
uniQure NV (Netherlands)*	4,036	63,527
Vaxcyte, Inc.*	692	61,117
Vera Therapeutics, Inc.*	1,347	50,216
Verve Therapeutics, Inc.*	9,755	74,235
Viking Therapeutics, Inc.*(1)	1,270	41,592

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

January 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Vir Biotechnology, Inc.*	8,180	$85,072
Viridian Therapeutics, Inc.*(1)	3,379	65,485
WaVe Life Sciences Ltd.*	4,388	50,769
Xencor, Inc.*	2,454	44,859
Xenon Pharmaceuticals, Inc. (Canada)*	1,541	61,609
Xeris Biopharma Holdings, Inc.*	17,876	63,639
Zentalis Pharmaceuticals, Inc.*	19,417	33,786
Zymeworks, Inc.*	4,816	70,314
Total Health Care		6,780,192
Total Common Stocks
(Cost $9,515,149)		6,780,192
SECURITIES LENDING COLLATERAL - 5.7%
Money Market Fund - 5.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.23%(5)(6)
(Cost $392,477)	392,477	392,477

TOTAL INVESTMENTS - 103.9%
(Cost $9,907,626)		7,172,669
Liabilities in Excess of Other Assets - (3.9)%		(268,708)
Net Assets - 100.0%		$6,903,961

*	Non-income producing security.
(1)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,287,211; total market value of collateral held by the Fund was $1,359,263. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $966,786.
(2)	American Depositary Receipts.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Restricted security.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	The rate shown reflects the seven-day yield as of January 31, 2025.

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

January 31, 2025 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$6,773,536	$—	$6,656	$6,780,192
Money Market Fund	392,477	—	—	392,477
Total	$7,166,013	$—	$6,656	$7,172,669

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended January 31, 2025.